Related Party Transactions - Share-Based Compensation (Details) - Related Party - Revelyst Business - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Total share-based compensation expense (included in selling, general, and administrative)	$ 1,812	$ 1,723	$ 5,192	$ 13,281	$ 12,637
Income tax benefits related to share based compensation	$ 139	$ 324	$ 305	$ 1,422	$ 1,715